Investment Objectives and Goals - DELAWARE GROUP EQUITY FUNDS IV - A, C, R, and Institutional	Mar. 31, 2026
Nomura Asset Strategy Fund
Prospectus [Line Items]
Objective [Heading]	What is the Fund’s investment objective?
Objective, Primary [Text Block]	Nomura Asset Strategy Fund seeks to provide total return.
Nomura Balanced Fund
Prospectus [Line Items]
Objective [Heading]	What is the Fund’s investment objective?
Objective, Primary [Text Block]	Nomura Balanced Fund seeks to provide total return through a combination of capital appreciation and current income.
Nomura Core Equity Fund
Prospectus [Line Items]
Objective [Heading]	What is the Fund’s investment objective?
Objective, Primary [Text Block]	Nomura Core Equity Fund seeks to provide capital growth and appreciation.
Nomura Global Growth Fund
Prospectus [Line Items]
Objective [Heading]	What is the Fund’s investment objective?
Objective, Primary [Text Block]	Nomura Global Growth Fund seeks to provide growth of capital.
Nomura International Core Equity Fund
Prospectus [Line Items]
Objective [Heading]	What is the Fund’s investment objective?
Objective, Primary [Text Block]	Nomura International Core Equity Fund seeks to provide capital growth and appreciation.
Nomura Large Cap Growth Fund
Prospectus [Line Items]
Objective [Heading]	What is the Fund’s investment objective?
Objective, Primary [Text Block]	Nomura Large Cap Growth Fund seeks to provide growth of capital.
Nomura Mid Cap Growth Fund
Prospectus [Line Items]
Objective [Heading]	What is the Fund’s investment objective?
Objective, Primary [Text Block]	Nomura Mid Cap Growth Fund seeks to provide growth of capital.
Nomura Mid Cap Income Opportunities Fund
Prospectus [Line Items]
Objective [Heading]	What is the Fund’s investment objective?
Objective, Primary [Text Block]	Nomura Mid Cap Income Opportunities Fund seeks to provide total return through a combination of current income and capital appreciation.
Nomura Smid Cap Core Fund
Prospectus [Line Items]
Objective [Heading]	What is the Fund’s investment objective?
Objective, Primary [Text Block]	Nomura Smid Cap Core Fund seeks to provide capital appreciation.
Nomura Small Cap Growth Fund
Prospectus [Line Items]
Objective [Heading]	What is the Fund’s investment objective?
Objective, Primary [Text Block]	Nomura Small Cap Growth Fund seeks to provide growth of capital.
Nomura Systematic Emerging Markets Equity Fund
Prospectus [Line Items]
Objective [Heading]	What is the Fund’s investment objective?
Objective, Primary [Text Block]	Nomura Systematic Emerging Markets Equity Fund seeks to provide growth of capital.
Nomura Climate Solutions Fund
Prospectus [Line Items]
Objective [Heading]	What is the Fund’s investment objective?
Objective, Primary [Text Block]
Nomura Climate Solutions Fund  seeks to provide capital growth while also seeking to invest in companies committed to reducing greenhouse gas (GHG) emissions within their operations and/or through the products or services they offer.

Nomura Natural Resources Fund
Prospectus [Line Items]
Objective [Heading]	What is the Fund’s investment objective?
Objective, Primary [Text Block]	Nomura Natural Resources Fund seeks to provide capital growth and appreciation.
Nomura Real Estate Securities Fund
Prospectus [Line Items]
Objective [Heading]	What is the Fund’s investment objective?
Objective, Primary [Text Block]	Nomura Real Estate Securities Fund seeks to provide total return through capital appreciation and current income.
Nomura Science and Technology Fund
Prospectus [Line Items]
Objective [Heading]	What is the Fund’s investment objective?
Objective, Primary [Text Block]	Nomura Science and Technology Fund seeks to provide growth of capital.
Nomura Global Bond Fund
Prospectus [Line Items]
Objective [Heading]	What is the Fund’s investment objective?
Objective, Primary [Text Block]	Nomura Global Bond Fund seeks to provide a combination of current income and capital appreciation.
Nomura High Income Fund
Prospectus [Line Items]
Objective [Heading]	What is the Fund’s investment objective?
Objective, Primary [Text Block]	Nomura High Income Fund seeks to provide total return through a combination of high current income and capital appreciation.